Stockholders' Equity	12 Months Ended
Dec. 26, 2020
Equity [Abstract]
Stockholders' Equity	Stockholders' Equity
Stockholders' Equity Activity

On September 15, 2020, the Company entered into an Underwriting Agreement with B. Riley Securities, Inc. (formerly known as B. Riley FBR) (“B. Riley Securities”), as representative of the underwriters named therein (the “Preferred Stock Underwriters”), to issue and sell an aggregate of 1,200,000 shares of the Company’s 7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share (the “Series A Preferred Stock”), in a public offering at a price to the public of $25.00 per share. The Company also granted the Preferred Stock Underwriters the Option to purchase up to 180,000 additional shares of Series A Preferred Stock for a period of 30 days following September 15, 2020. The offering closed on September 18, 2020, and the net proceeds to the Company from the offering were approximately $28.8 million, after deducting the underwriting discount, a structuring fee and other estimated offering expenses of approximately $1.2 million.

On October 15, 2020, the Preferred Stock Underwriters provided notice to purchase an additional 50,000 shares of the Series A Preferred Stock on the terms and subject to the conditions set forth in the Preferred Stock Underwriting Agreement. The Company received proceeds of approximately $1.2 million, net of expenses of less than $0.1 million.

On June 25, 2020, the Company entered into an Underwriting Agreement (the "Common Stock Underwriting Agreement") with B. Riley FBR, Inc. ("B. Riley FBR") as representative of the underwriters named therein (the “Common Stock Underwriters”) to issue and sell an aggregate of 4,200,000 shares of the Company's common stock in a public offering at a price of $23.25 per share. In addition, the Company granted the Common Stock Underwriters an option to purchase up to an additional 630,000 shares of the Company's common stock for a period of 30 days from June 25, 2020. The offering closed on June 30, 2020 and the net proceeds to the Company from the offering were approximately $92.2 million, after deducting underwriting discounts and estimated offering expenses of approximately $5.4 million. On July 25, 2020, the Company and B. Riley FBR entered into an Amendment No. 1 to the Common Stock Underwriting Agreement to extend the period during which the Company granted the Common Stock Underwriters the option to 35 days from June 25, 2020, or July 30, 2020. On July 30, 2020, the Common Stock Underwriters provided notice to purchase the additional 630,000 shares of the Company's common stock. On August 3, 2020, the Company received proceeds of approximately $13.8 million, net of underwriting discounts of approximately $0.8 million.

On February 14, 2020, the Company issued 1,250,000 shares of the Company's common stock with a value of $31.0 million, which was recorded as deferred financing costs, to Kayne FRG Holdings L.P. for services provided in the financing of the American Freight Acquisition.

On February 7, 2020, investors purchased approximately 3,877,965 shares of the Company's common stock for $65.9 million. The equity financing was done through purchases of shares of common stock of the Company at $12.00 per share under the ECL (as defined below), and $23.00 per share in connection with a separate private placement of shares of common stock (collectively, the "Equity Financing") pursuant to certain subscription agreements entered into by each investor with the Company. Pursuant to the ECL, Tributum, L.P. assigned certain of its obligations thereunder to provide a portion of such Equity Financing to certain of the investors. The proceeds of the of Equity Financing were used by the Company to fund the repurchase or redemption of the Company's outstanding 2.25% Convertible Notes (the "Convertible Notes"), to make interest payments on the Convertible Notes that are not repurchased or redeemed until their maturity and to also fund general, working capital and cash needs of the Company.

On January 3, 2020, the Company entered into a Subscription Agreement with an affiliate of Vintage Capital Management, LLC ("Vintage"), pursuant to which the affiliate of Vintage purchased from the Company 2,354,000 shares of common stock of the Company, par value $0.01 per share, at a purchase price of $12.00 per share for an aggregate purchase price of $28.2 million in cash. The common stock was purchased pursuant to an amendment to an equity commitment letter, dated August 7, 2019, between the Company and Tributum, L.P. (as amended, the "ECL"), pursuant to which Vintage agreed to provide $70.0 million of equity financing for the Vitamin Shoppe Acquisition.

During the first quarter of 2020, the Company also corrected an immaterial misclassification between retained earnings and non-controlling interest related to distributions declared to the non-controlling interest in the prior year.

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss at December 26, 2020 and December 28, 2019, are as follows:

(In thousands)	12/26/2020	12/28/2019
Foreign currency adjustment	$(1,254)	$(1,496)
Interest rate swap agreements, net of tax	(145)	(42)
Total accumulated other comprehensive loss	$(1,399)	$(1,538)

Non-controlling interest

The Company is the sole managing member of New Holdco and, as a result, consolidates the financial results of New Holdco. The Company reports a non-controlling interest representing the economic interest in New Holdco held by the Buddy’s Members. The New Holdco LLC Agreement provides that the Buddy’s Members may, from time to time, require the Company to redeem all or a portion of their New Holdco units for newly-issued shares of common stock on a basis of one New Holdco unit and one-fifth of a share of Preferred Stock of the Company for one share of common stock of the Company. In connection with any redemption or exchange, the Company will receive a corresponding number of New Holdco units, increasing its total ownership interest in New Holdco. Changes in the Company's ownership interest in New Holdco while it retains their controlling interest in New Holdco will be accounted for as equity transactions. As such, future redemptions or direct exchanges of New Holdco units by the Buddy’s Members will result in a change in ownership and reduce the amount recorded as non-controlling interest and increase additional paid-in capital. As of December 28, 2019, the Company had an ownership interest of 65.6% in New Holdco and reported a non-controlling interest equal to 34.4%. On March 26, 2020, the Company redeemed 3,937,726 New Holdco units and 787,545 shares of preferred stock for common stock. On April 1, 2020, the Company redeemed the remaining 5,495,606 New Holdco units and 1,099,121 shares of preferred stock for common stock and the Company became the sole owner of New Holdco.

The exchange of New Holdco units for common stock resulted in an increase in the tax basis of the net assets of New Holdco and a liability to be recognized pursuant to the Tax Receivable Agreement ("TRA"). The difference of $10.0 million in the adjustment of the deferred tax balances and the tax receivable agreement liability was recorded as an adjustment to additional paid-in-capital. Refer to "Note 13 - Income Taxes" for further discussion of the TRA.

Preferred Stock

The Company has authorized the issuance of 20.0 million shares of preferred stock. Preferred stock outstanding for the periods ended December 26, 2020 and December 28, 2019 is as follows:

Preferred Stock	12/26/2020	12/28/2019
Voting Non-economic Preferred Stock, par value $0.01 per share	—	1,886,667
Series A Preferred Stock, par value $0.01 per share	1,250,000	—
Shares outstanding	1,250,000	1,886,667
Net Income (Loss) per Share

Prior to 2019, due to the Company having Class A and Class B common stock, net income (loss) was computed using the two-class method. Basic net income (loss) per share was computed by allocating undistributed earnings to common stock and participating securities (exchangeable shares) and using the weighted-average number of common stock outstanding during the period. Undistributed losses were not allocated to participating securities because they do not meet the required criteria for such allocation. The rights, including liquidation and dividend rights, of the holders of Class A and Class B common stock were identical, with the exception of the election of directors. As a result, the undistributed earnings were allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year had been distributed. Participating securities had dividend rights that were identical to Class A and Class B common stock.

At December 28, 2019, the Company no longer had any outstanding Class B common stock or exchangeable shares. In addition, the Preferred Stock of the Company does not share in any income or loss and therefore is not a participating security but is a potentially dilutive security upon exchange to common stock.

Diluted net income (loss) per share is computed using the weighted-average number of common stock and, if dilutive, the potential common stock outstanding during the period. Potential common stock consists of the incremental common stock issuable upon the exercise of stock options and vesting of restricted stock units. The dilutive effect of outstanding stock options and restricted stock units is reflected in diluted earnings per share by application of the treasury stock method. Additionally, the computation of the diluted net income (loss) per share of Class A common stock assumed the conversion of Class B common stock, exchangeable shares, and Preferred Stock, if dilutive, while the diluted net loss per share of Class B common stock did not assume conversion of those shares.
The computation of basic and diluted net income per share for the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 is as follows:

12/26/2020
(In thousands, except for share and per share amounts)	Common stock
Basic net income per share:
Numerator
Net income from continuing operations attributable to Franchise Group	$20,645
Less: Preferred dividend declared	755
Net income from continuing operations attributable to Franchise Group common stockholders	19,890
Net income from discontinued operations attributable to Franchise Group	4,419
Net income available to Common Stockholders	$24,309
Denominator
Weighted-average common shares outstanding	34,531,362
Basic net income per share:
Continuing operations	$0.57
Discontinued operations	0.13
Basic net income per share	$0.70

Diluted net income per share:
Numerator
Net income from continuing operations attributable to Franchise Group common stockholders	$19,890
Net income from discontinued operations attributable to Franchise Group	4,419
Net income available to Common Stockholders	$24,309
Denominator
Number of shares used in basic computation	34,531,362
Weighted-average effect of dilutive securities
Employee stock options and restricted stock units	440,573
Weighted-average dilutive shares outstanding	34,971,935
Diluted net income per share:
Continuing operations	$0.57
Discontinued operations	0.13
Diluted net income per share	$0.70

12/28/2019
(In thousands, except for share and per share amounts)	Common stock
Basic and diluted net loss per share
Numerator
Net (loss) from continuing operations attributable to Franchise Group common stockholders	$(22,614)
Net (loss) from discontinued operations attributable to Franchise Group	(45,813)
Net (loss) attributable to common stockholders	$(68,427)
Denominator
Weighted-average common shares outstanding	16,669,065

Basic and diluted net (loss) per share:
Continuing operations	$(1.35)
Discontinued operations	(2.76)
Basic and diluted net (loss) per share	$(4.11)

4/30/2019
(In thousands, except for share and per share amounts)	Common stock
Basic and diluted net loss per share:
Numerator
Net (loss) from continuing operations attributable to Franchise Group common stockholders	$—
Net (loss) from discontinued operations attributable to Franchise Group	(2,156)
Net loss attributable to common stockholders	(2,156)
Denominator
Weighted-average common shares outstanding	13,800,884

Basic and diluted net (loss) per share:
Continuing operations	$—
Discontinued operations	(0.16)
Basic and diluted net (loss) per share	$(0.16)

	4/30/2018
(In thousands, except for share and per share amounts)	Class A common stock	Class B common stock
Basic net income per share:
Numerator
Allocation of undistributed income	$133	$2
Amounts allocated to participating securities:
Exchangeable shares	(10)	—
Net income attributable to common stockholders	123	2

Net income from continuing operations attributable to Franchise Group common stockholders	$—	$—
Net income from discontinued operations attributable to Franchise Group	123	2
Net income available to Common Stockholders	$123	$2
Denominator
Weighted-average common shares outstanding	12,728,762	200,000
Basic net income per share:
Continuing operations	$—	$—
Discontinued operations	0.01	0.01
Basic net income per share	$0.01	$0.01

Diluted net income per share:
Numerator
Allocation of undistributed earnings for basic computation	$123	$2
Reallocation of undistributed earnings as a result of assumed conversion of:
Class B common stock to Class A common stock	2	—
Exchangeable shares to Class A common stock	10	—
Net income attributable to stockholders	$135	$2

Net income from continuing operations attributable to Franchise Group common stockholders	$—	$—
Net income from discontinued operations attributable to Franchise Group	135	2
Net income available to Common Stockholders	$135	$2
Denominator
Number of shares used in basic computation	12,728,762	200,000
Weighted-average effect of dilutive securities:
Class B common stock to Class A common stock	200,000	—
Exchangeable shares to Class A common stock	1,000,000	—
Employee stock options and restricted stock units	48,986	703
Weighted-average diluted shares outstanding	13,977,748	200,703
Diluted net income per share:
Continuing operations	$—	$—
Discontinued operations	0.01	0.01
Diluted net income per share	$0.01	$0.01
Diluted net income per share excludes the impact of shares of potential common stock from the exercise of options and vesting of restricted stock units to purchase 206,899 and 524,649 shares for the Transition Period and year ended April 30, 2019, respectively, because the effect would be anti-dilutive.